STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Management Equity Incentive Plan

We adopted a management equity incentive plan, or the Incentive Plan, on the Effective Date, under which 9.5%of the equity of the Company, on a fully-diluted basis, is reserved for issuance as equity-based awards to management and employees, and 0.5% of such equity, on a fully-diluted basis, is reserved for issuance to directors of the Company. The Incentive Plan enables us to grant stock options, stock appreciation rights, stock awards, cash awards and performance awards.

We reserved 2.2 million shares of common stock for use in connection with the Incentive Plan and as of December 31, 2012, there were 0.5 million shares remaining for future issuance.  By no later than the fifth anniversary of the Effective Date, all shares of common stock reserved for issuance under the Incentive Plan are required to be subject to an outstanding award or to have been delivered pursuant to the settlement of an award.  Within thirty days following the Effective Date, thirty-five percent of the shares of common stock available for delivery pursuant to awards were required to be allocated to employee awards.  No more than five percent of the shares of Common Stock available for delivery pursuant to awards were to be allocated to director awards.  Each participant who receives an award in the form of restricted stock units will also concurrently receive an award for an equal amount of incentive restricted stock units (which represent the right to receive 0.35020 of a share of common stock upon satisfaction of certain criteria).

Stock-Based Compensation

Under authoritative accounting guidance, share-based compensation cost is measured at the grant date based on the calculated fair value of the award. The expense is recognized over the employee’s requisite service period, generally the vesting period of the award.  We have elected to use the long-form method of determining our pool of windfall tax benefits as prescribed under authoritative accounting guidance.

For the years ended December 31, 2012 and December 31, 2011, we recognized stock-based compensation expense related to restricted stock, restricted stock units and stock options of $2.5 million and $2.1 million, respectively. Stock-based compensation expense is reflected in SG&A expenses in our consolidated statements of operations.

As of December 31, 2012 and 2011, there was approximately $3.5 million and $5.0 million, respectively, of unrecognized compensation cost related to restricted stock units, restricted stock awards and stock options which we expect to recognize over a weighted average period of approximately 1.2 years.

Restricted Stock Units

Since August 31, 2010, we have issued restricted stock units under our Incentive Plan that generally vest over three years on a quarterly basis.  The restricted stock units are subject to restrictions on transfer and certain conditions to vesting.  During the restriction period, the holders of restricted stock units are not entitled to vote and receive dividends on those restricted units as the restricted stock units do not represent outstanding shares of our Common Stock.

Restricted stock unit activity for the years ending December 31, 2012 and December 31, 2011 was as follows (shares in thousands):

	For the years ended December 31,
	2012		2012
	Number of Units	Weighted- Average Grant Date Fair Value	Number of Units	Weighted- Average Grant Date Fair Value
Unvested restricted stock units outstanding at beginning of period	166	$8.03	406	$8.00
Granted	9	5.00	6	9.11
Vested	(117)	7.78	(164)	8.01
Canceled	(21)	7.99	(82)	8.00
Unvested restricted stock units outstanding at end of period	37	$8.09	166	$8.03

For every restricted stock unit that is granted, there is an equivalent number of incentive restricted stock units, or IRSU's, issued. These IRSU's represent the right to receive 0.35020 of a share of common stock upon satisfaction of certain criteria. The fair value of our restricted stock units was determined based upon the stock price of our common stock on the date of grant. Compensation expense associated with awards of restricted stock units was $0.7 million and $1.4 million for the years ended December 31, 2012 and December 31, 2011, respectively. The weighted average remaining contractual term for the restricted stock units was 0.39 years at December 31, 2012.

Restricted Stock Awards

We have issued restricted stock awards under our Incentive Plan. The restricted stock awards are subject to restrictions on transfer and certain conditions to vesting.  The restricted stock awards issued to date consist of a 60% time-vested component and a 40% stock performance hurdle component. The time-vested component vests over a three or four year period. The stock performance hurdle component triggers vesting upon our stock price reaching certain thresholds. During the restriction period, the holders of restricted stock are entitled to vote and receive dividends, thus these awards are included in our outstanding shares of common stock.

Restricted stock award activity for the year ended December 31, 2012 and December 31, 2011 was as follows (shares in thousands):

	For the years ended December 31,
	2012		2011
	Number of Shares	Weighted- Average Grant Date Fair Value	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested restricted stock awards outstanding at beginning of period	750	$4.74	—	$—
Granted	492	3.51	836	4.87
Vested	(112)	6.00	(86)	6.00
Canceled	(60)	3.40	—	—
Unvested restricted stock awards outstanding at end of period	1,070	$4.18	750	$4.74

The fair value of restricted stock awards subject only to time-vesting restrictions was determined based upon the stock price of our common stock on the date of grant. The fair value of restricted stock subject to our common stock reaching certain price thresholds was determined utilizing a Monte Carlo financial valuation model which is appropriate for path-dependent options. Compensation expense determined utilizing the Monte Carlo simulation will be recognized regardless of whether the common stock reaches the defined thresholds. During 2012, we modified the terms of one of our restricted stock awards issued during 2011, resulting in a change in the stock performance hurdle and the valuation of the related shares. The incremental compensation expense associated with the modification of these 0.2 million of restricted stock awards was negligible for 2012. Compensation expense associated with restricted stock awards under our incentive compensation plan was $1.8 million and $0.6 million for the years ended December 31, 2012 and December 31, 2011, respectively.

Stock Options

Proceeds from the exercise of stock options are credited to common stock at par value, and the excess is credited to additional paid-in capital. We estimated the fair value of each of our stock option awards on the date of grant using a Black-Scholes option pricing model.  We determined the expected volatility using the historical and implied volatilities of a peer group of companies given the limited trading history of our successor common stock.  For each option awarded, the risk-free interest rate was based on the U.S. Treasury yield in effect at the time of grant for periods corresponding with the expected life of the option.  The expected life of an option represents the weighted average period of time that an option grant is expected to be outstanding, giving consideration to its vesting schedule and historical exercise patterns. We granted approximately 245,000 stock options during the fourth quarter of 2010.

There were no stock option grants in 2012, and stock option grants in 2011 were not material. Compensation expense related to stock options was $0.1 million during the year ended December 31, 2012 and $0.1 million during the year ended December 31, 2011.  Stock option activity information for the years ended December 31, 2012 and December 31, 2011 is as follows (shares in thousands):

	For the years ended December 31,
	2012		2011
	Number of Shares Underlying Options	Weighted- Average Exercise Price	Number of Shares Underlying Options	Weighted- Average Exercise Price
Options outstanding at beginning of year	178	$17.23	240	$17.23
Granted	—	—	5	17.23
Exercised	—	—	—	—
Canceled	(71)	17.23	(67)	17.23
Options outstanding at end of year	107	$17.23	178	$17.23
Options exercisable at end of year	77	$17.23	88	$17.23

The following table summarizes information about stock options outstanding as of December 31, 2012 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of exercise prices	Number of Shares Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares Outstanding	Weighted Average Exercise Price
$12.00 - $12.00	35	6.5	$12.00	25	$12.00
$15.00 - $15.00	36	6.5	15.00	26	15.00
$22.69 - $22.69	18	6.5	22.69	13	22.69
$26.68 - $26.68	18	6.5	26.68	13	26.68
$12.00 - $26.68	107	6.5	$17.23	77	$17.23

The aggregate intrinsic value of outstanding options and exercisable options at December 31, 2012 was zero.